Tedco Grant (Details)	1 Months Ended		12 Months Ended
	Oct. 31, 2021 USD ($)	May 31, 2021 USD ($)	Dec. 31, 2024
Tedco Grant [Line Items]
Number of tranches		2
Grant amount		$ 50,000
Reimbursable grant amount	$ 100,000
Royalties percentage		150.00%
Royalties amount		$ 150,000
Reimbursement expiration period		5 years
Royalty reduction percent		10.00%	3.00%
Second Tranche [Member]
Tedco Grant [Line Items]
Grant amount	$ 50,000